Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Based Payments [Abstract]
Summary of Activities in RSUs and Other Contingently Issuable Shares Outstanding and Related Information
Activity in the Group’s RSUs and other contingently issuable shares outstanding and related information is as follows:

	RSUs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$
Outstanding at January 1, 2022	1,425,196	211.25	108,720	145.19
Granted	2,914,248	121.42	30,824	162.21
Forfeited	(359,238)	173.04	(20,357)	145.21
Released	(844,799)	173.76	(47,470)	145.20
Outstanding at December 31, 2022	3,135,407	142.23	71,717	152.50
Granted	1,379,324	121.77	—	—
Forfeited	(657,607)	134.72	—	—
Released	(1,302,199)	143.68	(34,819)	148.96
Outstanding at December 31, 2023	2,554,925	132.39	36,898	155.83
Granted	732,639	273.40	—	—
Forfeited	(135,153)	153.67	—	—
Released	(1,132,039)	156.28	(14,596)	154.15
Outstanding at December 31, 2024	2,020,372	168.81	22,302	156.93

Summary of Activity in Stock Options Outstanding and Related Information
Activity in the stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2022	8,695,348	190.19
Granted	9,640,611	141.55
Forfeited	(1,332,946)	215.07
Exercised	(620,143)	78.33
Expired	(377,980)	130.86
Outstanding at December 31, 2022	16,004,890	164.56
Granted	2,140,650	129.05
Forfeited	(1,647,782)	158.21
Exercised	(3,057,801)	128.91
Expired	(1,010,712)	190.86
Outstanding at December 31, 2023	12,429,245	165.93
Granted	663,407	284.32
Forfeited	(264,246)	155.41
Exercised	(5,933,613)	169.47
Expired	(204,366)	310.28
Outstanding at December 31, 2024	6,690,427	170.49
Exercisable at December 31, 2022	6,402,109	172.69
Exercisable at December 31, 2023	5,793,791	184.98
Exercisable at December 31, 2024	2,520,115	189.66

Summary of Stock Options Outstanding
The stock options outstanding at December 31, 2024, 2023, and 2022 are comprised of the following:

			2024		2023		2022
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
25.01	to	45.00	—	0	752	0.1	2,289	1.1
45.01	to	90.00	723,791	2.8	1,101,330	3.7	1,147,396	4.8
90.01	to	135.00	1,997,219	2.8	3,362,206	3.3	4,036,371	3.3
135.01	to	180.00	2,100,527	2.4	4,639,068	2.7	6,741,590	3.1
180.01	to	498.98	1,856,703	2.5	3,325,889	2.1	4,077,244	3.0
498.99	to	715.44	12,187	4.8	—	0	—	0
			6,690,427	2.6	12,429,245	2.8	16,004,890	3.3

Summary of Black-Scholes Option-Pricing Models
The following table lists the inputs to the Black-Scholes option-pricing models used for stock options for the years ended December 31, 2024, 2023, and 2022:

	2024	2023	2022
Expected volatility (%)	49.9 – 57.6	51.5 – 61.2	35.9 – 60.0
Risk-free interest rate (%)	3.5 – 4.9	3.5 – 4.9	0.9 – 4.5
Expected life of stock options (years)	2.6 – 4.8	2.6 – 4.8	2.6 – 4.8
Weighted-average share price (US$)	275.89	128.33	124.47

Summary of Impact of Changes on Stock Options Expense for Options Granted	The following table shows the impact of these changes on stock option expense for the options granted in 2024:

2024
(in € millions)
Actual stock option expense	30
Stock option expense increase/(decrease) under the following assumption changes
Volatility decreased by 10%	(4)
Volatility increase by 10%	4
Expected life decrease by 1 year	(5)
Expected life increase by 1 year	4

Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments
The expense recognized in the consolidated statement of operations for share-based compensation is as follows:

	2024	2023	2022
	(in € millions)
Cost of revenue	5	5	8
Research and development	152	194	218
Sales and marketing	61	66	73
General and administrative	49	56	82
Total	267	321	381